Risk Management - Summary of Gross Carrying Amount of Financial Instruments Subject to Credit Exposure (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of external credit grades [Line Items]
Credit exposure	$ 341,933	$ 311,782
Mortgages [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	48,363	44,742
Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	35,754	32,132
Policy loans [member]
Disclosure of external credit grades [Line Items]
Credit exposure	6,446	5,808
Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	1,793	1,737
Derivative Assets [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	13,703	15,569
Accrued investment income [member]
Disclosure of external credit grades [Line Items]
Credit exposure	2,427	2,182
Reinsurance assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	43,053	30,359
Other financial assets [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	4,800	5,253
FVTPL [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	154,737	147,024
AFS [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	$ 30,857	$ 26,976